Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Recent accounting pronouncements	Recent accounting pronouncements
Recently adopted accounting standards
We adopted the following accounting standard update ("ASUs") since the reporting date of our Form 20-F report (for the year ended December 31, 2021 (Predecessor)), which had no impact on our Consolidated Financial Statements.
ASU 2020-06 - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging
Simplifies the guidance in U.S. GAAP on the issuer’s accounting for convertible debt instruments. Under current guidance, applying the separation models in ASC 470-20 to convertible instruments with a beneficial conversion feature or a cash conversion feature involves the recognition of a debt discount, which is amortized to interest expense. The elimination of these models will reduce reported interest expense and increase reported net income for entities that have issued a convertible instrument that was within the scope of those models before the adoption of ASU 2020-06. Seadrill does not have any instruments with beneficial conversion or cash conversion feature. Accordingly, adoption of this standard had no impact on the financial statements.
ASU 2021-05 - Lessors - Certain Leases With Variable Lease Payments
Requires a lessor to classify a lease with variable lease payments that do not depend on an index or rate (hereafter referred to as “variable payments”) as an operating lease on the commencement date of the lease if specified criteria are met. Seadrill does not have any sales-type or direct financing leases.
ASU 2021-08 - Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
Requires contract assets and liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured on the acquisition date in accordance with ASC 606. The Company elected to early adopt and apply this standard as of January 1, 2022 as it is relevant to the emergence from Chapter 11 bankruptcy and application of fresh-start accounting. The Company’s deferred revenues balances were evaluated on the basis of ASC 606 at the measurement date (in accordance with ASU 2021-08). No adjustment was made on transition.
ASU 2022-03 - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
Clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security” and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value (i.e., the entity should not apply a discount related to the contractual sale restriction). In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. Seadrill does not apply any discounts related to contractual sale restrictions.
Recently issued accounting standards
There are currently no recently issued ASUs that are expected to affect our Consolidated Financial Statements and related disclosures in future periods.